Goodwill And Other Intangibles	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangibles
(6) GOODWILL AND OTHER INTANGIBLES

Purchases of businesses are accounted for under the acquisition method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount of the unit's goodwill exceeds the implied fair value of the goodwill. Fair values of reporting units are Level 3 measures, estimated primarily using an income approach that discounts future cash flows using risk-adjusted interest rates, and are subject to change due to changes in underlying economic conditions. See Note 3 for further discussion of changes in goodwill related to acquisitions and divestitures.

The Company has faced persistent challenges in the embedded computing and power business due to protracted weak demand, structural industry developments and increased competition. These challenges, including weakness in telecommunication and mobile device markets, continued into 2013 and sales and earnings were both below expectations. In the third quarter of 2013, the Company recorded a noncash goodwill impairment charge of $503 ($475 after-tax, $0.65 per share). Income tax charges of $70 ($0.10 per share) for the anticipated repatriation of non-U.S. earnings from this business were also recorded in 2013. Additionally, in the fourth quarter the Company's goodwill impairment testing indicated that the carrying value of the connectivity solutions business in Network Power exceeded its fair value due to operating results not meeting forecasted expectations, resulting in a noncash, pretax charge to earnings of $25 ($21 after-tax, $0.03 per share). Management considered strategic alternatives for embedded computing and power, and on July 31, 2013 the Company entered into an agreement to sell a 51 percent controlling interest in this business. See Note 3 for additional information regarding the sale.

In the fourth quarter of 2012, the Company incurred an impairment charge for the embedded computing and power business and the DC power systems business, after goodwill impairment testing revealed that the carrying values of these businesses exceeded the fair values. These businesses had been unable to meet operating objectives and the Company anticipated that growth in sales and earnings would be slower than previously expected given the end market circumstances noted previously. The carrying value of these businesses was reduced by a noncash, pretax charge to earnings totaling $592 ($528 after-tax, $0.72 per share). In 2011, the Company recorded a $19 ($0.03 per share) noncash, pretax impairment charge related to the Industrial Automation wind turbine pitch control business, reflecting a slowdown in investment for renewable energy.

The change in the carrying value of goodwill by business segment follows. Cumulative pretax impairment charges in Network Power total $1.1 billion.

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, Sept 30, 2011	$2,368	1,393	3,990	483	537	8,771
Acquisitions	5		62	27		94
Divestitures					(102)	(102)
Impairment			(592)			(592)
Foreign currency translation and other	6	(55)	(93)	(9)	6	(145)
Balance, Sept 30, 2012	$2,379	1,338	3,367	501	441	8,026
Acquisitions	11					11
Divestitures			(40)		(2)	(42)
Impairment			(528)			(528)
Foreign currency translation and other	(7)	14	33	2		42
Balance, Sept 30, 2013	$2,383	1,352	2,832	503	439	7,509

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2012	2013	2012	2013	2012	2013	2012	2013
Gross carrying amount	$1,537	1,482	1,125	1,023	1,046	1,110	3,708	3,615
Less: accumulated amortization	459	533	606	565	805	845	1,870	1,943
Net carrying amount	$1,078	949	519	458	241	265	1,838	1,672

Total intangible asset amortization expense for 2013, 2012 and 2011 was $298, $318 and $345, respectively. Based on intangible asset balances as of September 30, 2013, amortization expense is expected to approximate $292 in 2014, $264 in 2015, $224 in 2016, $199 in 2017 and $163 in 2018.